Document and Entity Information	15 Months Ended
Jul. 31, 2011
Document and Entity Information
Document Type	S-1
Amendment Flag	true
Amendment Description	Amendment No. 1 to Registration Statement
Document Period End Date	Jul. 31, 2011
Trading Symbol	cpah
Entity Registrant Name	COUNTERPATH CORP
Entity Central Index Key	0001236997
Current Fiscal Year End Date	--04-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1